Impairment (Details) - Schedule of Impairment Loss (Reversal) in the Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Impairment Loss (Reversal) in the Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss [Abstract]
Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets	$ 12,252	$ 75,213
Impairment on goodwill		17,900
Impairment loss reversal	$ 12,252	$ 93,113